Commitments - Summary of Continuity of the Flow-through Share Premium Liability (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments [abstract]
Balance, beginning of the period	$ 550,392	$ 109,251
Liability incurred on flow-through shares issued	233,340	784,892
Settlement of flow-through share premium liability on expenditures made	(556,210)	(343,751)
Balance, end of the period	$ 227,522	$ 550,392